Alger Small Cap Growth Institutional Fund Expense Example - Class I R Shares [Member] - Alger Small Cap Growth Institutional Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 2,180